ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2015
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Schedule of Information of Consolidating Balance Sheets
	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	166	8,658	1,337
Amounts due from related parties	40,026	182,686	28,201
Prepaid expenses and other current assets	49,912	160	25
Total current assets	90,104	191,504	29,563

Non-current assets:
Intangible assets, net	150	16	2
Investment in subsidiaries	-	-	-
Total non-current assets	150	16	2

Total assets	90,254	191,520	29,565

LIABILITIES
Current liabilities:
Convertible loan	13,470	-	-
Deferred revenue	866	-	-
Amounts due to related parties	55,699	14,839	2,291
Accrued and other liabilities	69,278	51,540	7,956
Total current liabilities	139,313	66,379	10,247

Total non-current liabilities	-	-	-

Total liabilities	139,313	66,379	10,247

SHAREHOLDERS' EQUITY
Ordinary shares
(US$0.003 par value; 40,000,000 and 40,000,000 shares authorized, 30,536,833 and 38,265,177 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	574	717	111
Additional paid-in capital	3,325,288	3,445,408	531,879
Accumulated deficit	(3,371,181)	(3,326,097)	(513,461)
Accumulated other comprehensive income (deficit)	(3,740)	5,113	789
Total shareholders' equity (deficit)	(49,059)	125,141	19,318

Total liabilities and shareholders' equity	90,254	191,520	29,565

Schedule of Information of Consolidating Statement of Operations
	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
- Software products	-	-	-	-
Total net revenues	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
- Software products	-	-	-	-
Total cost of revenues	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	(2,733)	(348)	(410)	(63)
General and administrative	(57,453)	(229,814)	(79,562)	(12,282)
Research and development	(742)	(144)	(660)	(102)
Total operating expenses	(60,928)	(230,306)	(80,632)	(12,447)

OPERATING LOSS	(60,928)	(230,306)	(80,632)	(12,447)
Share of income (loss) from subsidiaries	(833,867)	(609,711)	182,396	28,157
OTHER EXPENSE
Interest expenses, net	(8,386)	(91,064)	(56,549)	(8,730)
Loss from extinguishment of debt	-	(143,901)	-	-
Foreign exchange losses, net	-	(459)	-	-
Other expenses, net	(3,637)	(1,372)	(131)	(20)
Income tax	-	-	-	-
NET INCOME (LOSS)	(906,818)	(1,076,813)	45,084	6,960

Schedule of Information of Consolidating Statement of Cash Flows
	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(59,818)	(109,368)	(40,384)	(6,234)
Cash flows from investing activities	-	-	-	-
Cash flows from financing activities	44,455	109,330	48,876	7,545
Proceeds from issuance of ordinary shares, net of expenses	-	-	-	-
Proceeds from issuance of exercise of options	-	-	-	-
Effects of exchange rate changes on cash and cash equivalents	(79)	2	-	-
Net change in cash and cash equivalents	(15,442)	(36)	8,492	1,311
Cash and cash equivalents at beginning of year	15,644	202	166	26
Cash and cash equivalents at end of year	202	166	8,658	1,337

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Shares surrender by SummitView	-	67,309	-	-
Conversion of convertible loan to ordinary shares	-	226,298	70,146	10,829
Consideration receivables from SummitView	67,066	-	-	-
Receipt of convertible loan by settlement of debt	-	80,000	-	-